Derivative Instruments - Effective Portion (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	$ 10,762	$ 17,518	$ 4,426
Amount of Gain/ (Loss) recognized in the consolidated statements of comprehensive (loss)/ income	1,448	2,310	0
Interest rate swaps
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	(1,903)	(4,234)	(17,159)
Interest expense and finance cost
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	10,762	17,518	4,426
Amount of Loss Reclassified from OCI into consolidated statements of comprehensive (loss) / income (Effective Portion)	(12,665)	(21,752)	(21,585)
Gain on interest rate swap agreement
Amount of Gain/ (Loss) recognized in the consolidated statements of comprehensive (loss)/ income	$ 1,448	$ 2,310	$ 0